Post-employment benefits - Pre-tax costs for post-employment benefits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Post-employment benefits [Line Items]
Post-employment benefit expense in profit or loss, defined benefit plans	€ 36	€ 74	€ 56
Post-employment benefit expense, defined contribution plans	375	366	346
Post-employment benefits costs, pre-tax	411	440	401
Included in income from operations [Member]
Post-employment benefits [Line Items]
Post-employment benefit expense in profit or loss, defined benefit plans	28	59	32
Post-employment benefit expense, defined contribution plans	368	358	338
Included in financial expense [Member]
Post-employment benefits [Line Items]
Post-employment benefit expense in profit or loss, defined benefit plans	8	13	22
Included in discontinued operations [Member]
Post-employment benefits [Line Items]
Post-employment benefit expense in profit or loss, defined benefit plans	1	1	1
Post-employment benefit expense, defined contribution plans	€ 7	€ 8	€ 8